Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue:
Total revenue	$ 200	$ 1,800
Operating expenses:
Research and development	203,743	191,640
General and administrative	127,905	29,381
Total operating expenses	331,648	221,021
Loss from operations	(331,448)	(219,221)
Other income (expense):
Gain related to transaction with Acquirer	2,021,498	0
Interest expense	(13,491)	(31,840)
Interest income	10,940	11,917
Other income (expense), net	75	(580)
Total other income (expense)	2,019,022	(20,503)
Income (loss) before provision for income taxes	1,687,574	(239,724)
Provision for income taxes	2	3
Loss on equity method investment	0	1,634
Net income (loss)	$ 1,687,572	$ (241,361)
Net loss per share, basic (in dollars per share)	$ 114.01	$ (20.48)
Net loss per share, diluted (in dollars per share)	$ 112.62	$ (20.48)
Weighted-average shares of common stock and pre-funded warrants outstanding, basic (in shares)	14,802	11,783
Weighted-average shares of common stock and pre-funded warrants outstanding, diluted (in shares)	14,984	11,783
License fee revenue
Revenue:
Total revenue	$ 200	$ 1,800